Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,985,234)	$ (1,783,705)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	29,422	29,101
Stock based compensation	242,146	230,833
Changes in assets and liabilities:
Accounts receivable	(37,243)
Inventories	(329,598)	(10,827)
Deposits and other assets	32,045	(35,161)
Prepaid expenses	(2,919)	(17,386)
Accrued payroll and payroll related expenses	(20,239)	269,638
Accounts payable and accrued expenses	(9,003)	60,736
Net cash used in operating activities	(2,080,623)	(1,256,771)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in intangible assets	(19,408)	(29,206)
Net cash used in investing activities	(19,408)	(29,206)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of common stock	4,138,435	1,121,000
Proceeds from the exercise of warrants	40,000
Net cash provided by financing activities	4,178,435	1,121,000
NET INCREASE (DECREASE) IN CASH	2,078,404	(164,977)
CASH AT THE BEGINNING OF THE PERIOD	158,433	323,410
CASH AT THE END OF THE PERIOD	2,236,837	158,433
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of accrued payroll and payroll related expenses into stock options		227,784
Conversion of accounts payable into stock options		66,445
Conversion of accounts payable into restricted stock	44,700
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	3,537	2,925
Cash paid for income taxes